FINANCIAL RISK MANAGEMENT ACTIVITIES - Borrowing Rates (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Weighted average incremental borrowing rate at date of initial application (in percent)	5.70%	4.60%	5.40%
USD
Disclosure of maturity analysis of operating lease payments [line items]
Interest rate (in percent)	3.10%	2.30%	6.10%
AUD
Disclosure of maturity analysis of operating lease payments [line items]
Interest rate (in percent)	4.30%	4.60%	4.70%
BRL
Disclosure of maturity analysis of operating lease payments [line items]
Interest rate (in percent)	14.70%	11.00%	8.40%
ZAR
Disclosure of maturity analysis of operating lease payments [line items]
Interest rate (in percent)	5.20%	5.90%	9.80%